UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22908

Blackstone Real Estate Income Master Fund

Exact Name of Registrant as Specified in Charter

345 Park Avenue

42nd Floor

New York, NY 10154

Address of Principal Executive Offices

Registrant’s telephone number, including area code: (212) 583-5000

Judy Turchin, Esq.

c/o Blackstone Real Estate Income Advisors L.L.C.

345 Park Avenue

42nd Floor

New York, NY 10154

Name and Address of Agent for Service

With a Copy to:

Sarah E. Cogan, Esq.

Michael W. Wolitzer, Esq.

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, NY 10017

Date of fiscal year end: December 31, 2017

Date of reporting period: March 31, 2017

Item 1. The Consolidated Schedule of Investments.

The Consolidated Schedule of Investments is attached herewith.

Blackstone Real Estate Income Master Fund

Consolidated Schedule of Investments

March 31, 2017 (Unaudited)

	Principal Amount	Value
LONG-TERM INVESTMENTS — 125.8%
COMMERCIAL MORTGAGE-BACKED SECURITIES — 102.9%
American Homes 4 Rent, Series 2014-SFR2, Class E, 6.23%, 10/17/36 (a),(b),(c)	$12,573,000	$13,644,797
American Homes 4 Rent, Series 2014-SFR3, Class E, 6.42%, 12/17/36 (a),(b)	7,902,000	8,680,790
American Homes 4 Rent, Series 2015-SFR1, Class E, 5.64%, 04/17/52 (a),(b)	10,071,000	10,427,913
American Homes 4 Rent, Series 2015-SFR2, Class E, 6.07%, 10/17/45 (a),(c)	4,857,000	5,183,917
Banc of America Merrill Lynch, Series 2014-FL1, Class E, 1 mo. USD LIBOR + 5.50%, 6.41%, 12/15/31 (a),(b),(d)	9,361,000	8,787,190
Banc of America Merrill Lynch,
Series 2014-INLD, Class E, 1 mo. USD LIBOR + 3.34%, 4.11%, 12/15/29 (a),(b),(d)	9,030,000	9,034,593
Series 2014-INLD, Class F, 1 mo. USD LIBOR + 2.53%, 3.30%, 12/15/29 (a),(b),(c),(d)	45,859,000	44,432,258
Banc of America Merrill Lynch, Series 2015-ASHF, Class F, 1 mo. USD LIBOR + 5.00%, 5.91%, 01/15/28 (a),(b),(d)	8,915,000	8,973,317
Barclays Commercial Mortgage,
Series 2015-RRI, Class E, 1 mo. USD LIBOR + 3.60%, 4.51%, 05/15/32 (a),(b),(d)	26,904,000	26,979,191
Series 2015-RRI, Class F, 1 mo. USD LIBOR + 4.45%, 5.36%, 05/15/32 (a),(b),(c),(d)	26,137,000	26,206,111
BBCMS Trust, Series 2015-STP, Class E, 4.28%, 09/10/28 (a),(b),(c),(d)	14,884,000	14,147,891
BHMS Mortgage Trust, Series 2014-ATLS, Class EFL, 1 mo. USD LIBOR + 4.00%, 4.83%, 07/05/33 (a),(b),(d)	10,000,000	9,867,868
CD Commercial Mortgage Trust, Series 2016-CD2, Class D, 2.78%, 11/10/49 (c),(d)	5,873,000	4,595,247
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class D, 4.44%, 12/10/54 (a),(c)	1,260,000	1,008,738
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class E, 4.88%, 09/10/45 (a),(d)	6,296,926	5,108,476
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class D, 4.46%, 04/10/46 (a),(c),(d)	2,824,000	2,585,298
Citigroup Commercial Mortgage Trust, Series 2016, Class P5, 3.00%, 10/10/49 (a),(c)	3,024,000	2,156,916
Citigroup Commercial Mortgage Trust, Series 2016-P6, Class D, 3.25%, 12/10/49 (a)	1,208,000	867,756
Colony American Homes, Series 2014-1A, Class E, 1 mo. USD LIBOR + 2.80%, 3.71%, 05/17/31 (a),(b),(c),(d)	11,939,830	11,959,768
Colony Starwood Homes Trust, Series 2016-1A, Class E, 1 mo. USD LIBOR + 4.15%, 5.09%, 07/17/33 (a),(d)	6,295,000	6,463,662
Commercial Mortgage Trust, Series 2006-CD3 SEQ, Class AJ, 5.69%, 10/15/48 (b)	31,585,000	17,677,149
Commercial Mortgage Trust,
Series 2012-CR5, Class E, 4.33%, 12/10/45 (a),(c),(d)	848,000	759,466
Series 2012-CR5, Class F, 4.33%, 12/10/45 (a),(b),(d)	12,489,160	9,359,892
Commercial Mortgage Trust, Series 2013-CR11, Class D, 5.17%, 08/10/50 (a),(c),(d)	666,000	637,563
Commercial Mortgage Trust,
Series 2013-CR8, Class D, 3.96%, 06/10/46 (a),(c),(d)	17,866,000	15,603,368
Series 2013-CR8, Class E, 3.96%, 06/10/46 (a),(b),(c),(d)	10,522,000	7,443,705
Commercial Mortgage Trust, Series 2013-LC13, Class D, 5.04%, 08/10/46 (a),(c),(d)	2,218,000	2,127,664
Commercial Mortgage Trust, Series 2014-CR15, Class D, 4.76%, 02/10/47 (a),(c),(d)	1,012,000	914,378
Commercial Mortgage Trust, Series 2014-CR17, Class E, 4.80%, 05/10/47 (a),(c),(d)	8,387,000	6,195,978
Commercial Mortgage Trust,
Series 2014-FL5, Class KH1, 1 mo. USD LIBOR + 3.65%, 4.56%, 08/15/31 (a),(c),(d)	16,445,000	15,144,355
Series 2014-FL5, Class KH2, 1 mo. USD LIBOR + 4.50%, 5.41%, 08/15/31 (a),(c),(d)	10,598,000	9,557,224
Commercial Mortgage Trust, Series 2014-UBS5, Class D, 3.50%, 09/10/47 (a),(c)	2,006,000	1,485,923
Commercial Mortgage Trust, Series 2014-UBS6, Class E, 4.46%, 12/10/47 (a),(c),(d)	9,693,000	6,734,009
Commercial Mortgage Trust,
Series 2015-CR23, Class CMD, 3.68%, 05/10/48 (a),(b),(d)	12,898,000	12,321,766
Series 2015-CR23, Class CME, 3.68%, 05/10/48 (a),(b),(d)	15,044,000	13,629,076
Commercial Mortgage Trust, Series 2015-CR24, Class D, 3.46%, 08/10/48 (c),(d)	5,125,000	3,835,463
Commercial Mortgage Trust, Series 2015-CR25, Class D, 3.80%, 08/10/48 (c),(d)	1,243,000	958,067
Commercial Mortgage Trust, Series 2015-CR26, Class D, 3.49%, 10/10/48 (c),(d)	3,739,000	2,692,737
Commercial Mortgage Trust, Series 2016-CD1, Class D, 2.77%, 08/10/49 (a),(c),(d)	1,456,000	1,063,760
Commercial Mortgage Trust, Series 2016-COR1, Class D, 3.40%, 10/10/49 (a),(b),(d)	9,479,000	6,806,787
Commercial Mortgage Trust, Series 2016-CR28, Class D, 3.90%, 02/10/49 (c),(d)	2,546,000	2,246,267
Commercial Mortgage Trust, Series 2016-DC2, Class D, 3.89%, 02/10/49 (a),(d)	877,000	639,200
Credit Suisse Commercial Mortgage Trust, Series 2015-SAND, Class E, 4.76%, 08/15/30 (a),(d)	1,939,000	1,953,279
Credit Suisse Mortgage Trust, Series 2006-C5, Class AJ, 5.37%, 12/15/39 (c)	6,696,054	6,297,219
Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.37%, 09/15/37 (a),(c)	8,115,000	6,990,159

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund

Consolidated Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
Credit Suisse Mortgage Trust, Series 2015-CSMC, Class E, 1 mo. USD LIBOR + 4.15%, 5.06%, 03/15/28 (a),(b),(d)	$26,859,000	$26,891,878
Cress Ltd.,
Series 2008, Class B, 1.48%, 12/21/42 (a),(d)	11,022,607	10,120,958
Series 2008, Class C, 1.33%, 12/21/42 (d)	7,500,000	5,377,200
Series 2008, Class D, 1.48%, 12/21/42 (a),(d)	4,219,000	1,871,464
Series 2008, Class E, 8.07%, 12/21/42 (d)	5,156,000	1,318,028
Series 2008, Class F, 2.08%, 12/21/42 (d)	19,862,204	2,101,024
Equity Mortgage Trust, Series 2014-INNS, Class F, 1 mo. USD LIBOR + 3.90%, 4.75%, 05/08/31 (a),(b),(c),(d)	24,443,000	24,013,708
FREMF Mortgage Trust, Series 2015-K50, Class C, 3.78%, 10/25/48 (a),(c),(d)	3,704,000	3,264,642
FREMF Mortgage Trust, Series 2015-K51, Class C, 3.95%, 10/25/48 (a),(d)	8,226,000	7,319,159
FREMF Mortgage Trust, Series 2016-K53, Class C, 4.02%, 03/25/49 (a),(b),(c),(d)	12,348,000	11,008,479
FREMF Mortgage Trust, Series 2016-K54, Class C, 4.05%, 02/25/26 (a),(b),(c),(d)	9,224,000	8,226,768
FREMF Mortgage Trust,
Series 2016-K55, Class B, 4.16%, 04/25/49 (a),(d)	5,291,000	5,265,226
Series 2016-K55, Class C, 4.16%, 04/25/49 (a),(b),(d)	4,706,000	4,123,839
FREMF Mortgage Trust,
Series 2016-K56, Class B, 3.94%, 06/25/49 (a),(c),(d)	2,664,000	2,522,577
Series 2016-K56, Class C, 3.94%, 06/25/49 (a),(c),(d)	1,658,000	1,433,027
FREMF Mortgage Trust, Series 2016-K57, Class C, 3.92%, 08/25/49 (a),(c),(d)	3,869,000	3,390,227
FREMF Mortgage Trust, Series 2016-K58, Class C, 3.74%, 09/25/49 (a),(c),(d)	5,205,000	4,487,669
FREMF Mortgage Trust,
Series 2016-K59, Class B, 3.58%, 11/25/49 (a),(c),(d)	955,000	880,342
Series 2016-K59, Class C, 3.58%, 11/25/49 (a),(c),(d)	955,000	805,424
FREMF Mortgage Trust,
Series 2016-K60, Class B, 3.54%, 12/25/49 (a),(c),(d)	1,342,000	1,228,339
Series 2016-K60, Class C, 3.54%, 12/25/49 (a),(c),(d)	1,744,000	1,454,146
FREMF Mortgage Trust,
Series 2016-K722, Class B, 3.84%, 07/25/49 (a),(d)	3,171,000	3,197,737
Series 2016-K722, Class C, 3.84%, 07/25/49 (a),(b),(d)	3,370,000	3,043,730
FREMF Mortgage Trust, Series 2016-KF16, Class B, 1 mo. USD LIBOR + 6.64%, 7.42%, 03/25/26 (a),(c),(d)	9,785,450	9,982,454
FREMF Mortgage Trust, Series 2016-KF25, Class B, 1 mo. USD LIBOR + 5.00%, 3.12%, 09/25/23 (a),(b),(d)	11,370,680	11,892,516
FREMF Mortgage Trust, Series 2017-K63, Class B, 4.00%, 02/25/50 (a),(d)	4,353,000	4,093,876
FREMF Mortgage Trust,
Series 2017-K724, Class B, 3.50%, 11/25/23 (a),(d)	1,897,000	1,807,289
Series 2017-K724, Class C, 3.50%, 11/25/23 (a),(d)	2,481,000	2,216,290
FREMF Mortgage Trust, Series 2017-KF28, Class B, 1 mo. USD LIBOR + 4.00%, 4.79%, 01/25/24 (a),(d)	5,478,000	5,473,811
GAHR Commercial Mortgage Trust,
Series 2015-NRF, Class EFX, 3.38%, 12/15/34 (a),(b),(d)	20,361,000	20,184,688
Series 2015-NRF, Class FFX, 3.38%, 12/15/34 (a),(c),(d)	4,087,000	3,987,219
GCCFC Commercial Mortgage Trust, Series 2007-GG9, Class AJ, 5.51%, 03/10/39 (b),(d)	11,530,160	11,105,917
GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class AM, 5.61%, 12/10/49 (b),(d)	11,535,300	11,506,442
Great Wolf Trust, Series 2015-WOLF, Class E, 1 mo. USD LIBOR + 4.45%, 5.36%, 05/15/34 (a),(b),(d)	23,719,000	24,044,759
GS Mortgage Securities Trust, Series 2006-GG8, Class B, 5.66%, 11/10/39 (c)	4,595,000	2,299,063
GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.95%, 08/10/45 (b),(d)	30,483,000	30,466,746
GS Mortgage Securities Trust, Series 2012-GCJ9, Class E, 4.85%, 11/10/45 (a),(c),(d)	10,250,422	7,962,263
GS Mortgage Securities Trust, Series 2014-GSFL, Class E, 1 mo. USD LIBOR + 5.95%, 6.86%, 07/15/31 (a),(b),(c),(d)	19,516,000	19,231,943
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2006-LDP9 SEQ, Class AJ, 5.41%, 05/15/47 (b)	38,833,000	26,630,176
Series 2006-LDP9 SEQ, Class AM, 5.37%, 05/15/47	3,210,744	3,213,468
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class AJ, 5.50%, 06/12/47 (b),(d)	16,362,846	14,049,783
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.46%, 01/15/49 (b),(d)	8,739,890	8,728,839
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-INN, Class E, 1 mo. USD LIBOR + 3.60%, 4.51%, 06/15/29 (a),(b),(d)	10,000,000	10,009,828

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund

Consolidated Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2016-ATRM, Class E, 6.43%, 10/05/28 (a),(b)	$16,400,000	$16,632,998
Series 2016-ATRM, Class F, 7.29%, 10/05/28 (a),(b)	13,600,000	13,808,753
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class D, 3.80%, 08/15/49 (a),(c),(d)	5,934,000	4,720,715
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class D, 3.48%, 08/15/49 (a),(c),(d)	1,413,000	1,102,142
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class D, 3.46%, 12/15/49 (a),(c),(d)	4,056,000	3,058,862
JP Morgan Chase Commercial Mortgage Trust, Series 2013-LC11, Class E, 3.25%, 04/15/46 (a),(c),(d)	4,728,280	3,240,384
JP Morgan Chase Commercial Mortgage Trust, Series 2014-FL6, Class D, 1 mo. USD LIBOR + 4.25%, 5.16%, 11/15/31 (a),(b),(d)	12,282,000	11,612,699
JP Morgan Chase Commercial Mortgage Trust, Series 2015-SGP, Class D, 1 mo. USD LIBOR + 4.50%, 5.41%, 07/15/36 (a),(b),(d)	30,786,000	30,929,518
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class D, 4.89%, 01/15/47 (a),(c),(d)	5,168,000	4,719,547
Series 2013-C17, Class E, 3.87%, 01/15/47 (a),(c),(d)	4,949,000	3,454,591
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class D, 3.10%, 12/15/49 (a),(c),(d)	2,030,000	1,484,566
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AJ, 5.41%, 11/15/38 (b)	6,935,092	5,431,872
LSTAR Commercial Mortgage Trust, Series 2017-5, Class C, 4.87%, 03/10/50 (a),(d)	3,258,000	2,944,138
Merrill Lynch Mortgage Trust, Series 2007-C1, Class AJ, 5.84%, 06/12/50 (c),(d)	8,222,000	2,734,007
ML-CFC Commercial Mortgage Trust, Series 2007-5, Class AJFL, 5.45%, 08/12/48 (a),(c),(d)	5,726,257	4,958,470
ML-CFC Commercial Mortgage Trust, Series 2007-5 SEQ, Class AJ, 5.45%, 08/12/48 (b),(d)	6,500,120	5,616,384
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class G, 4.50%, 08/15/45 (a),(b)	12,300,651	9,689,203
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class F, 4.08%, 07/15/46 (a),(c),(d)	10,598,802	7,704,684
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class E, 4.77%, 10/15/46 (a),(b),(d)	6,233,532	4,714,362
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class F, 4.26%, 02/15/46 (a),(b),(d)	10,844,953	7,965,680
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C9, Class E, 4.15%, 05/15/46 (a),(c),(d)	5,516,000	4,165,997
Series 2013-C9, Class F, 4.15%, 05/15/46 (c),(d)	8,644,588	6,232,387
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class E, 4.89%, 04/15/47 (a),(c),(d)	4,000,000	2,877,636
Morgan Stanley Capital I Trust, Series 2016-UB11, Class D, 3.50%, 08/15/49 (a),(c),(d)	2,077,000	1,637,044
Morgan Stanley Capital I Trust, Series 2017-PRME, Class E, 1 mo. USD LIBOR + 4.50%, 5.41%, 02/15/34 (a),(b),(d)	13,101,000	13,159,064
Progress Residential Trust, Series 2016-SFR1, Class E, 1 mo. USD LIBOR + 3.85%, 4.79%, 09/17/33 (a),(c),(d)	4,766,000	4,853,878
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class D, 4.85%, 10/10/48 (a),(c),(d)	1,477,000	1,141,469
Taurus CMBS PLC, Series 2015-EU3, Class E, REG S, 3 mo. EURIBOR + 4.00%, 4.00%, 04/22/28 (d),(e)	3,057,416	3,187,574
VNO Mortgage Trust, Series 2016-350P, Class E, 3.90%, 01/10/35 (a),(b),(d)	10,000,000	9,235,585
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C27, Class AJ, 5.83%, 07/15/45 (b),(c),(d)	8,645,911	8,700,685
Series 2006-C27, Class B, 5.87%, 07/15/45 (c),(d)	12,645,000	12,107,600
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AJ, 5.37%, 11/15/48 (b),(d)	4,498,071	4,502,266
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class D, 4.14%, 05/15/48 (c),(d)	739,000	565,849
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class D, 4.23%, 06/15/48 (c),(d)	4,072,000	3,283,921
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class D, 2.94%, 11/15/59 (a),(c)	880,000	612,706
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class D, 3.14%, 12/15/59 (a),(c)	4,316,000	2,796,342
WFRBS Commercial Mortgage Trust, Series 2013-C18, Class D, 4.66%, 12/15/46 (a),(c),(d)	6,395,000	5,974,988
WFRBS Commercial Mortgage Trust, Series 2014-C25, Class D, 3.80%, 11/15/47 (a),(c),(d)	1,803,000	1,311,465

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $959,191,354)		969,289,143

INTEREST ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.0%
Commercial Mortgage Trust, Series 2010-C1, Class XWA, 1.96%, 07/10/46 (a),(d)	1,375,970	70,907

TOTAL INTEREST ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $71,035)		70,907

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund

Consolidated Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
MEZZANINE DEBT — 18.9%
BHMS Mortgage Trust, Series 2014-MZ, Class M, 7.37%, 07/05/33 (a),(c),(d)	$20,204,000	$19,320,705
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class MZ, 8.21%, 04/10/28 (a),(c),(d)	102,500,000	103,679,908
Credit Suisse Mortgage Trust, Series 2015-SAMZ, Class MZ, 1 mo. USD LIBOR + 5.74%, 6.65%, 08/15/22 (a),(c),(d)	20,017,000	20,029,010
Equity Mortgage Trust, Series 2014-INMZ, Class M, 1 mo. USD LIBOR + 4.75%, 5.60%, 05/08/31 (a),(c),(d)	16,055,334	15,740,266
Simply Self Storage, Mezzanine Loan, 6.25%, 09/06/21	19,710,000	19,716,406

TOTAL MEZZANINE DEBT (COST $178,644,248)		178,486,295

BANK LOAN — 0.4%
Casablanca US Holdings, Inc., 9.00%, 03/15/25	3,497,000	3,432,888

TOTAL BANK LOAN (COST $3,374,605)		3,432,888

HIGH YIELD BONDS & NOTES — 3.6%
CPUK Finance Ltd., 7.00%, 02/28/42 (b),(e)	20,770,000	27,344,755
Diamond Resorts, Inc., 7.75%, 09/01/23 (a),(c)	5,985,000	6,248,714

TOTAL HIGH YIELD BONDS & NOTES (COST $38,438,611)		33,593,469

TOTAL LONG-TERM INVESTMENTS (COST $1,179,719,852)		1,184,872,702

SHORT-TERM INVESTMENTS — 6.9%
MUTUAL FUND - MONEY MARKET FUND — 6.9%
JP Morgan Prime Money Market, Capital Class	65,034,985	65,034,985

TOTAL SHORT-TERM INVESTMENTS (COST $65,034,985)		65,034,985

	Contracts	Value
PURCHASED OPTIONS — 0.1%
Exchange-Traded Put Options — 0.1%
SPDR S&P 500 ETF Trust Strike Price 225.00 USD Expires 07/21/17	3,400	1,026,800

TOTAL PURCHASED OPTIONS (PREMIUMS PAID $1,054,000)		1,026,800

TOTAL INVESTMENTS IN SECURITIES — 132.8% (COST $1,245,808,837) (f)		1,250,934,487

	Principal Amount	Value
SECURITIES SOLD SHORT — (15.4)%
FOREIGN GOVERNMENT OBLIGATIONS — (2.5)%
United Kingdom Gilt, 2.00%, 07/22/20 (d)	£18,099,000	(23,998,271)

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (PROCEEDS $28,712,401)		(23,998,271)

U.S. TREASURY NOTES — (12.9)%
U.S. Treasury Notes, 1.25%, 03/31/21	$41,000,000	(40,173,596)
U.S. Treasury Notes, 1.25%, 10/31/21	45,000,000	(43,762,500)
U.S. Treasury Notes, 1.38%, 06/30/23	15,000,000	(14,336,719)

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund

Consolidated Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

	Principal Amount	Value
U.S. Treasury Notes, 2.00%, 11/15/26	$23,561,000	$(22,776,862)

TOTAL U.S. TREASURY NOTES (PROCEEDS $122,791,873)		(121,049,677)

TOTAL SECURITIES SOLD SHORT (PROCEEDS $151,504,274)		(145,047,948)

Other Liabilities in Excess of Other Assets (g) — (17.4)%		(163,862,917)

Net Assets — 100.0%		$942,023,622

(a)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.
(b)	All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements.
(c)	All or a portion of this security is pledged as collateral for derivative financial instruments.
(d)	Variable/floating interest rate security. Rate presented is as of March 31, 2017.
(e)	Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Security may only be offered or sold outside of the Unites States unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.
(f)	The cost for federal income tax purposes was $1,245,808,837. At March 31, 2017, net unrealized appreciation for all securities based on tax cost was $5,125,650. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $30,513,887 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $25,388,237.
(g)	Assets, other than investments in securities, less liabilities other than securities sold short.

Reverse Repurchase Agreements Outstanding at March 31, 2017

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Citigroup Global Markets, Inc.	2.91%	03/22/17	06/20/17	$8,660,000	$8,666,991
Deutsche Bank Securities, Inc.	2.01%	11/10/16	05/10/17	20,921,108	21,160,324
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.78%	03/29/17	04/28/17	5,376,000	5,377,245
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.80%	02/21/17	05/19/17	1,838,000	1,843,575
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.80%	02/21/17	05/19/17	5,170,000	5,185,682
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3.00%	02/21/17	05/19/17	3,420,000	3,431,115
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3.10%	02/21/17	05/19/17	7,474,000	7,499,100
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.80%	02/21/17	05/19/17	11,679,000	11,714,426
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.80%	02/21/17	05/19/17	10,574,000	10,606,074
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.75%	02/23/17	05/23/17	5,406,000	5,421,279
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.85%	02/28/17	05/30/17	4,145,000	4,155,501
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.96%	03/22/17	06/22/17	7,466,000	7,472,139
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.96%	03/22/17	06/22/17	8,668,000	8,675,127
Royal Bank of Canada	2.76%	10/14/16	04/17/17	6,140,000	6,219,660
Royal Bank of Canada	2.66%	10/14/16	04/17/17	9,798,000	9,920,519
Royal Bank of Canada	2.76%	10/20/16	04/20/17	7,024,000	7,111,799
Royal Bank of Canada	2.51%	10/20/16	04/20/17	9,783,000	9,894,213
Royal Bank of Canada	2.79%	04/28/16	04/27/17	6,053,000	6,211,706
Royal Bank of Canada	2.39%	02/14/17	05/15/17	9,384,000	9,412,612
Royal Bank of Canada	2.54%	02/15/17	05/15/17	9,612,000	9,642,506
Royal Bank of Canada	2.24%	02/16/17	05/16/17	8,020,000	8,041,931
Royal Bank of Canada	2.75%	05/24/16	05/24/17	3,474,000	3,556,857
Royal Bank of Canada	2.75%	05/24/16	05/24/17	4,327,000	4,430,202
Royal Bank of Canada	2.70%	12/16/16	06/16/17	4,983,000	5,022,586
Royal Bank of Canada	2.65%	01/23/17	07/24/17	3,901,000	3,920,538
Royal Bank of Canada	2.63%	01/23/17	07/24/17	14,273,000	14,343,812
Royal Bank of Canada	2.81%	02/01/17	08/01/17	6,249,000	6,277,743
Royal Bank of Canada	2.86%	02/01/17	08/01/17	18,409,000	18,495,183
Royal Bank of Canada	2.84%	02/16/17	08/16/17	10,463,000	10,499,274
Royal Bank of Canada	2.94%	02/16/17	08/16/17	10,812,000	10,850,806
Royal Bank of Canada	2.77%	02/17/17	08/17/17	7,009,000	7,032,182
Royal Bank of Canada	2.76%	02/23/17	08/23/17	2,829,000	2,837,032

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund

Consolidated Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Royal Bank of Canada	2.76%	02/23/17	08/23/17	$2,392,000	$2,398,791
Royal Bank of Canada	2.87%	03/02/17	09/01/17	8,337,000	8,356,973
Royal Bank of Canada	2.97%	03/02/17	09/01/17	8,834,000	8,855,900
Royal Bank of Canada	2.93%	03/15/17	09/14/17	5,024,000	5,030,956
Royal Bank of Canada	2.93%	03/15/17	09/14/17	5,598,000	5,605,751
Royal Bank of Canada	2.93%	03/15/17	09/14/17	2,926,000	2,930,051
Royal Bank of Canada	2.82%	03/30/17	09/29/17	23,886,000	23,889,749
Royal Bank of Canada	3.25%	01/13/17	01/12/18	1,383,000	1,392,747
Royal Bank of Canada	3.20%	01/13/17	01/12/18	18,870,000	19,000,950
Royal Bank of Canada	3.18%	01/23/17	01/22/18	4,472,000	4,498,846
Royal Bank of Canada	3.28%	01/23/17	01/22/18	25,346,000	25,502,945
Royal Bank of Canada	3.00%	01/25/17	01/24/18	11,309,000	11,371,121
Royal Bank of Canada	3.22%	01/25/17	01/24/18	15,406,000	15,496,981
Royal Bank of Canada	3.22%	01/25/17	01/24/18	12,650,000	12,724,705
Royal Bank of Canada	3.26%	02/16/17	02/15/18	12,274,000	12,322,873
Royal Bank of Canada	3.35%	03/06/17	03/05/18	12,029,000	12,058,088
Royal Bank of Canada	3.25%	03/06/17	03/05/18	17,592,000	17,633,269
Royal Bank of Canada	3.30%	03/10/17	03/09/18	10,903,000	10,924,996
Royal Bank of Canada	3.36%	03/21/17	03/21/18	9,027,000	9,036,276

Total Reverse Repurchase Agreements Outstanding				$461,598,108	$463,961,713

Forward Foreign Currency Exchange Contracts Outstanding at March 31, 2017

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	2,419,584	USD	2,613,586	State Street Bank and Trust Company	10/05/17	$(8,463)
GBP	5,484,000	USD	8,531,459	Citigroup Global Markets, Inc.	07/31/17	(1,640,137)
USD	6,245,916	EUR	5,477,000	State Street Bank and Trust Company	10/05/17	348,927
USD	28,180,530	EUR	25,830,000	Citigroup Global Markets, Inc.	01/31/18	178,444
USD	63,426,849	GBP	40,804,715	Citigroup Global Markets, Inc.	07/31/17	12,150,699
USD	16,484,603	GBP	13,339,000	Citigroup Global Markets, Inc.	03/15/18	(392,802)

Total Forward Foreign Currency Exchange Contracts Outstanding						$10,636,668

OTC Credit Default Swaps on Index (Buy Protection) — Outstanding at March 31, 2017

Reference Obligation	Master Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BB.6	(5.00)%	05/11/63	Goldman Sachs & Co.	$103,221,650	$20,967,184	$17,136,995	$3,830,189
CMBX.NA.BB.7	(5.00)%	01/17/47	Morgan Stanley Capital Services LLC	7,453,000	1,305,973	1,459,939	(153,966)
CMBX.NA.BBB-.6	(3.00)%	05/11/63	Merrill Lynch Capital Services, Inc.	4,813,000	612,775	371,244	241,531
CMBX.NA.BBB-.6	(3.00)%	05/11/63	Goldman Sachs & Co.	3,209,000	408,559	255,245	153,314
CMBX.NA.BBB-.7	(3.00)%	01/17/47	Morgan Stanley Capital Services LLC	3,887,320	353,617	417,089	(63,472)
CMBX.NA.BBB-.7	(3.00)%	01/17/47	Goldman Sachs & Co.	12,182,190	1,106,367	1,305,533	(199,166)

Total OTC Credit Default Swaps on Index (Buy Protection)					$24,754,475	$20,946,045	$3,808,430

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund

Consolidated Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

OTC Credit Default Swaps on Index (Sell Protection) — Outstanding at March 31, 2017

Reference Obligation	Rating	Master Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount(a)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.AA.1	AA	0.25%	10/12/52	Goldman Sachs & Co.	$14,909,267	$(2,527,887)	$(2,366,950)	$(160,937)
CMBX.NA.BB.6	BB	5.00%	05/11/63	Merrill Lynch Capital Services, Inc.	5,136,610	(1,043,388)	(540,435)	(502,953)
CMBX.NA.BB.6	BB	5.00%	05/11/63	Citibank, N.A.	95,725,820	(19,444,573)	900,110	(20,344,683)
CMBX.NA.BB.6	BB	5.00%	05/11/63	Morgan Stanley Capital Services LLC	2,359,220	(479,223)	(243,206)	(236,017)
CMBX.NA.BB.7	BB	5.00%	01/17/47	Goldman Sachs & Co.	8,067,000	(1,413,563)	(117,833)	(1,295,730)
CMBX.NA.BB.7	BB	5.00%	01/17/47	Citibank, N.A.	11,838,410	(2,074,418)	(322,722)	(1,751,696)
CMBX.NA.BBB-.6	BBB-	3.00%	05/11/63	Morgan Stanley Capital Services LLC	8,022,000	(1,021,334)	(660,683)	(360,651)
CMBX.NA.BBB-.7	BBB-	3.00%	01/17/47	Citibank, N.A.	8,611,510	(781,208)	(339,570)	(441,638)
CMBX.NA.BBB-.7	BBB-	3.00%	01/17/47	Merrill Lynch Capital Services, Inc.	7,458,000	(676,565)	(790,200)	113,635

Total OTC Credit Default Swaps on Index (Sell Protection)						$(29,462,159)	$(4,481,489)	$(24,980,670)

(a)	The maximum potential amount the Master Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Total Return Swaps Outstanding at March 31, 2017

Reference Instrument	Termination Date	Counterparty	Financing Rate	Notional Amount	Unrealized Appreciation (Depreciation)
Americold Realty Operating Partnership L.P.	03/13/2018	Citibank, N.A.	L + 1.6%(a)	$30,635,229	$1,100,353
Apple Leisure	06/17/2017	Bank of America, N.A.	L + 1.5%(a)	10,000,000	166,667
Casablanca US Holdings, Inc.	03/13/2018	Citibank, N.A.	L + 1.6%(a)	42,157,050	801,705
CPUK Finance Ltd.	03/13/2018	Citibank, N.A.	L + 2.0%(a)	£30,000,000	2,945,483
Diamond Resorts International, Inc.	03/13/2018	Citibank, N.A.	L + 1.6%(a)	23,220,912	1,018,761
Equinix, Inc.	03/13/2018	Citibank, N.A.	E + 1.6%(b)	€25,830,000	285,268
Four Seasons Holdings, Inc.	03/13/2018	Citibank, N.A.	L + 1.6%(c)	$11,549,987	217,962
Parkdean Resorts Holdco Ltd.	03/13/2018	Citibank, N.A.	L + 1.6%(a)	£13,272,305	269,178
Quality Care Properties	03/13/2018	Citibank, N.A.	L + 2.0%(a)	$5,222,000	317,937
Quality Care Properties	03/13/2018	Citibank, N.A.	L + 1.6%(a)	16,334,861	719,918

Total OTC Total Return Swaps Outstanding					$7,843,232

(a)	L= 1 month LIBOR
(b)	E= 3 month EurIBOR
(c)	L= 3 month LIBOR

Centrally Cleared Interest Rate Swaps Outstanding at March 31, 2017

Master Fund Pay/Receives Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	Three-Month Libor	1.86%	10/08/23	Citibank, N.A.	75,000,000 USD	$969,546	$—	$969,546
Receives	Three-Month Libor	2.03%	05/20/21	Citibank, N.A.	100,000,000 USD	(931,362)	—	(931,362)
Receives	Three-Month Libor	2.19%	07/10/24	Citibank, N.A.	49,000,000 USD	19,199	—	19,199
Receives	Three-Month Libor	2.25%	07/10/25	Citibank, N.A.	55,000,000 USD	36,270	—	36,270

Total Centrally Cleared Interest Rate Swaps Outstanding						$93,653	$—	$93,653

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund

Consolidated Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

Abbreviation Legend:
REG S	Regulation-S
Currency Legend:
EUR	Euro
GBP	British Pound
USD	United States Dollar

See Notes to Consolidated Schedule of Investments.

Blackstone Real Estate Income Master Fund

Notes to Consolidated Schedule of Investments

March 31, 2017 (Unaudited)

1. Organization

Blackstone Real Estate Income Master Fund (the ‘‘Master Fund’’), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is a non-diversified, closed-end management investment company. The Master Fund has formed a subsidiary, Blackstone Real Estate Income Master Fund Cayman Ltd. (the “Subsidiary”), organized in the Cayman Islands, through which the Master Fund mainly invests in securities exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Blackstone Real Estate Income Fund (“Feeder Fund I”) and Blackstone Real Estate Income Fund II (“Feeder Fund II” and together with Feeder Fund I, the “Feeder Funds”) invest substantially all of their assets in the Master Fund. The Master Fund’s investment objective is to seek long-term total return, with an emphasis on current income, by primarily investing in a broad range of real estate-related debt investments.

The investment manager of the Master Fund and the Feeder Funds is Blackstone Real Estate Income Advisors L.L.C. (the “Investment Manager”), an investment advisor registered under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member thereof, a “Trustee”) of the Master Fund and the Feeder Funds supervises the conduct of the Master Fund’s and the Feeder Funds’ affairs and, pursuant to the investment management agreements (the “Investment Management Agreements”), has engaged the Investment Manager to manage the Master Fund’s and the Feeder Funds’ day-to-day investment activities and operations.

2. Summary of Significant Accounting Policies

Basis of Presentation

The Master Fund’s Consolidated Schedule of Investments is prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars, unless otherwise noted.

The Master Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The Master Fund’s Investment Portfolio has been consolidated and includes the portfolio holdings of the Master Fund and the Subsidiary. All inter-company transactions and balances have been eliminated.

Use of Estimates

The preparation of the Consolidated Schedule of Investments in conformity with U.S. GAAP requires the Investment Manager to make estimates and assumptions that affect the amounts in the Consolidated Schedule of Investments and accompanying notes. The Investment Manager believes that the estimates utilized in preparing the Consolidated Schedule of Investments is reasonable and prudent; however, actual results may differ from these estimates.

3. Fair Value Hierarchy

FASB ASC Topic 820, Fair Value Measurement (“ASC 820”), establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Under normal market conditions, fair value of an investment is the amount that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price).

ASC 820 establishes a hierarchal disclosure framework which prioritizes and ranks the level of market price observability used in measuring investments at fair value. Market price observability is impacted by a number of factors, including the type of investment and the characteristics specific to the investment and the state of the market place, including the existence and transparency of transactions between market participants. Investments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy:

•	Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Master Fund does not adjust the quoted price for these investments.

•	Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

•	Level 3 – pricing inputs are unobservable and include instances where there is minimal, if any, market activity for the investment. These inputs require significant judgment or estimation by management of thirdparties when determining fair value and generally represent anything that does not meet the criteria of Levels 1 and 2. Due to the inherent uncertainty of these estimates, these values may differ materially from the values that would have been used had a ready market for these investments existed.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

Blackstone Real Estate Income Master Fund

Notes to Consolidated Schedule of Investments (Continued)

March 31, 2017 (Unaudited)

The following table summarizes the Master Fund’s assets and liabilities measured at fair value at March 31, 2017:

Asset Description:	Level 1	Level 2	Level 3	Total
Investment in Securities:
Commercial Mortgage-Backed Securities	$—	$948,500,469	$20,788,674	$969,289,143
Interest Only Commercial Mortgage-Backed Securities	—	70,907	—	70,907
Mezzanine Debt	—	178,486,295	—	178,486,295
Bank Loan	—	3,432,888	—	3,432,888
High Yield Bonds & Notes		33,593,469		33,593,469
Purchased Options	1,026,800	—	—	1,026,800
Mutual Fund-Money Market Fund	65,034,985	—	—	65,034,985
Total Investments in Securities	$66,061,785	$1,164,084,028	$20,788,674	$1,250,934,487
Forward Foreign Currency Exchange Contracts(a)	—	12,678,070	—	12,678,070
Credit Default Swap Contracts	—	24,754,475	—	24,754,475
Total Return Swap Contracts(a)	—	7,843,232	—	7,843,232
Interest Rate Swap Contracts	—	1,025,015	—	1,025,015
Cash and Cash Equivalents	44,950,684	—	—	44,950,684
Restricted Cash Segregated with Counterparties	245,650,169	—	—	245,650,169
Total Assets	$356,662,638	$1,210,384,820	$20,788,674	$1,587,836,132

Liability Description:	Level 1	Level 2	Level 3	Total
Securities Sold Short:
Foreign Government Obligations	$—	$23,998,271	$—	$23,998,271
U.S. Treasury Notes	—	121,049,677	—	121,049,677
Total Securities Sold Short	—	145,047,948	—	145,047,948
Reverse Repurchase Agreements	—	463,961,713	—	463,961,713
Forward Foreign Currency Exchange Contracts(a)	—	2,041,402	—	2,041,402
Credit Default Swap Contracts	—	29,462,159	—	29,462,159
Interest Rate Swap Contracts	—	931,362	—	931,362
Total Liabilities	$—	$641,444,584	$—	$641,444,584

(a)	Represents unrealized appreciation (depreciation).

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2017.

The following table reconciles the beginning and ending balances of investments measured at fair value using Level 3 inputs:

Investments in Securities, at fair value
Commercial Mortgage- Backed Securities
Balance as of January 1, 2017	$20,822,168
Transfers In	—
Transfers Out	—
Purchases	—
Sales	(123,720)
Amortization	42,784
Net realized gain (loss)	122,330
Net change in unrealized appreciation	(74,888)

Balance as of March 31, 2017	$20,788,674

Net change in unrealized appreciation related to investments still held as of March 31, 2017	$(74,887)

Investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value in such Level 3 investments.

The following table summarizes the quantitative inputs and assumptions used for investments classified within Level 3 of the fair value hierarchy as of March 31, 2017:

Investments in Securities, at fair value	Fair Value at March 31, 2017	Valuation Technique	Unobservable Inputs	Range of inputs (Weighted Average)
Commercial Mortgage-Backed Securities	$20,788,674	Quote from Pricing Service Provider	Indicative Bid	N/A

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone Real Estate Income Master Fund

By:	/s/ Jonathan Pollack
Jonathan Pollack
(Principal Executive Officer)
Chief Executive Officer and President

May 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan Pollack
Jonathan Pollack
(Principal Executive Officer)
Chief Executive Officer and President

May 22, 2017

By:	/s/ Anthony F. Marone, Jr.
Anthony F. Marone, Jr.
(Principal Financial and Accounting Officer)
Chief Financial Officer and Treasurer

May 22, 2017